Derivative Financial Instruments and Hedge Accounting - Summary of Amounts Related to Items Designated as Hedging Instruments (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of detailed information about hedges [line items]
Hedging gains/(losses) recognised in OCI	£ 15
Financial liabilities - derivative financial instruments [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedged instruments	(59)
Change in value of hedging instrument used to determine hedge ineffectiveness	(22)
Nominal amounts of hedging instruments	607
Hedging gains/(losses) recognised in OCI	(22)
Hedge ineffectiveness recognised in profit or loss	0
Financial liabilities - borrowings [member]
Disclosure of detailed information about hedges [line items]
Carrying amount of hedged instruments	(256)
Change in value of hedging instrument used to determine hedge ineffectiveness	(10)
Nominal amounts of hedging instruments	(256)
Hedging gains/(losses) recognised in OCI	(10)
Hedge ineffectiveness recognised in profit or loss	£ 0